UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Marcus Schloss & Co., Inc.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-6350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Schloss
Title:   Chairman
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Douglas Schloss             New York,  New York             August 10, 2001

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $139,222


List of Other Included Managers:

      No.         Form 13F File Number                Name

      01          28-6788                             Rexford Management, Inc.

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                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7     Column 8
          --------                    --------     --------   --------      --------        --------   --------     --------

                                      Title of                 Value    Shrs or   Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class         Cusip    (x$1000)  Prn Amt   Prn  Call Discretion Managers  Sole    Shared None
        --------------                 -----         -----    --------  -------   ---  ---- ---------- --------  ----    ------ ----

Entrust Technologies Inc.              Com         293848107     2,170   306,000  Sh         Sole                306,000   0     0
Hanover Direct Inc.                    Com         410783104         3    27,000  Sh         Sole                 27,000   0     0
Honeywell International Inc.           Com         438516106       437    12,500  Sh         Sole                 12,500   0     0
Williams Communications Group          CL A        969455104       575   195,000  Sh         Sole                195,000   0     0
Barrett Resources Corp.                Com         068480201     2,490    42,200  Sh         Defined      01      42,200   0     0
Deutsche Telekom AG                    ADR         251566105     1,038    46,208  Sh         Defined      01      46,208   0     0
Honeywell International Inc.           Com         438516106     6,144   175,600  Sh         Defined      01     175,600   0     0
IBP Inc.                               Com         449223106     1,449    57,400  Sh         Defined      01      57,400   0     0
Minimed Inc.                           Com         60365K108    10,483   218,400  Sh         Defined      01     218,400   0     0
Newport News Shipbuilding Inc.         Com         652228107       735    12,000  Sh         Defined      01      12,000   0     0
Rosetta Inpharmatics Inc.              Com         777777103       349    22,500  Sh         Defined      01      22,500   0     0
Texaco Inc.                            Com         881694103    17,862   268,200  Sh         Defined      01     268,200   0     0
Tosco Corp.                            Com         891490302    20,175   458,000  Sh         Defined      01     458,000   0     0
Wisconsin Central Transportation Corp. Com         976592105     3,453   206,400  Sh         Defined      01     206,400   0     0
Barrett Resources Corp.                Com         068480201     2,797    47,400  Sh         Defined              47,400   0     0
Deutsche Telekom AG                    ADR         251566105     1,209    53,869  Sh         Defined              53,869   0     0
Honeywell International Inc.           Com         438516106     7,141   204,100  Sh         Defined             204,100   0     0
IBP Inc.                               Com         449223106     1,631    64,600  Sh         Defined              64,600   0     0
Minimed Inc.                           Com         60365K108    11,731   244,400  Sh         Defined             244,400   0     0
Newport News Shipbuilding Inc.         Com         652228107       796    13,000  Sh         Defined              13,000   0     0
Rosetta Inpharmatics Inc.              Com         777777103       392    25,300  Sh         Defined              25,300   0     0
Texaco Inc.                            Com         881694103    19,694   295,700  Sh         Defined             295,700   0     0
Tosco Corp.                            Com         891490302    22,598   513,000  Sh         Defined             513,000   0     0
Wisconsin Central Transportation Corp. Com         976592105     3,870   231,300  Sh         Defined             231,300   0     0
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